Employee compensation and benefits - Employee compensation and benefits (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Employee compensation and benefits	[1]	$ 18,220	$ 18,003	$ 18,742
Capitalised wages and salaries		1,403	1,285	870
Wages and salaries		17,359	16,970	17,072
Social security costs		1,507	1,403	1,503
Post-employment benefits		757	915	1,037
Employee compensation and benefits		19,623	19,288	19,612
Software capitalisation costs
Disclosure of defined benefit plans [line items]
Capitalised wages and salaries		1,043	922	$ 870
Insurance contract fulfillment cost
Disclosure of defined benefit plans [line items]
Capitalised wages and salaries		$ 360	$ 363

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.